DELAWARE SELECT GROWTH FUND
Delaware Select Growth Fund
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects: (i) with respect to Class A, Class B, and Class C shares, the Manager’s waivers and reimbursements for the 1-year contractual period and total operating expenses without waivers for years 2 through 10; and (ii) with respect to Class R shares only, the Manager’s waivers and reimbursements for the 1-year contractual period and the Distributor’s waivers for the 2-year contractual period through August 28, 2013 and the total operating expenses without waivers for years 2 through 10 with respect to the Manager’s waivers and for years 3 through 10 with respect to the Distributor’s waivers. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE SELECT GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	718	1,037	1,378	2,338
Class B	627	994	1,462	2,472
Class C	327	719	1,237	2,659
Class R	177	578	1,015	2,230

Expense Example, No Redemption DELAWARE SELECT GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	227	719	1,237	2,472
Class C	227	719	1,237	2,659

Delaware Select Growth Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, and Class R
Statutory Prospectus dated August 29, 2011

This Supplement supersedes and replaces the Supplement to the Fund’s Class A, Class B, Class C, and Class R Statutory Prospectus dated August 29, 2011 that was filed on May 25, 2012.

The following paragraph replaces the second footnote in the table entitled “Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)” on page 1.

[2]	The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund’s average daily net assets from August 26, 2011 through August 28, 2012. In addition, the Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares’ 12b-1 fees to no more than 0.50% of the Fund’s average daily net assets from August 26, 2011 through August 28, 2012. In connection with the closure of the Fund to new investors (as described below), the Distributor has extended this waiver until August 28, 2013 or, if longer, until the Fund is offered to all new investors.

The following replaces the introduction and table in the section entitled “Example” on page 2.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects: (i) with respect to Class A, Class B, and Class C shares, the Manager’s waivers and reimbursements for the 1-year contractual period and total operating expenses without waivers for years 2 through 10; and (ii) with respect to Class R shares only, the Manager’s waivers and reimbursements for the 1-year contractual period and the Distributor’s waivers for the 2-year contractual period through August 28, 2013 and the total operating expenses without waivers for years 2 through 10 with respect to the Manager’s waivers and for years 3 through 10 with respect to the Distributor’s waivers. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not		(if not
		redeemed)		redeemed)
Class	A	B	B	C	C	R
1 year	$718	$227	$627	$227	$327	$177
3 years	$1,037	$719	$994	$719	$719	$578
5 years	$1,378	$1,237	$1,462	$1,237	$1,237	$1,015
10 years	$2,338	$2,472	$2,472	$2,659	$2,659	$2,230

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated May 29, 2012.